Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2025
Entity Registrant Name	dei_EntityRegistrantName	Roundhill ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001976517
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2025
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
Roundhill Uranium ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill Uranium ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide investors with exposure to changes in the price of physical uranium, in the form of Triuranium Octoxide (U308). Uranium in this form is a uranium oxide commonly used as an intermediate product in the uranium production process. U308 is a highly stable compound and is a crucial material in the nuclear fuel cycle, valued for its stability and ease of handling. U308 is typically produced during the uranium mining and milling process. U308 serves as a precursor in the nuclear fuel cycle. It is converted into uranium hexafluoride (UF₆) during the enrichment process, which increases the concentration of the fissile isotope U-235. The enriched uranium is then fabricated into fuel rods for nuclear reactors. Due to its chemical stability and relatively low solubility in water, U₃O₈ is used for the safe transport and storage of uranium. Its solid form minimizes the risk of dispersion or contamination. Nevertheless, U308 is radioactive and direct exposure to it poses health risks, including radiation exposure and chemical toxicity if inhaled or ingested.

The Fund seeks to provide exposure to uranium through investments in swap agreements that utilize the spot price of uranium (“Spot Uranium”) as the reference asset (“Spot Uranium Derivatives”). The spot price for uranium is determined through private negotiations between buyers and sellers since, unlike for other commodities, there is no formal exchange for uranium. The Fund will measure the spot price of uranium utilizing the daily settlement price of front month UxC Uranium U308 Futures published by CME Group, which are calculated based on the arithmetic average of all weekly spot U308 prices published in Ux Weekly during the contract month by UxC, LLC (UxC). However, in lieu of or in addition to the exposure provided by Spot Uranium Derivatives, the Fund may also utilize swap agreements that reference companies that the Advisor believes invest and hold substantially all (i.e., at least 80%) of its assets in uranium (“Uranium Companies”) or investment trusts that the Advisor believes invest and hold substantially all (i.e., at least 80%) of its assets in uranium (“Uranium Trusts”) whose value is substantially based upon the value of their uranium holdings. Such Uranium Companies include Yellow Cake Plc (“Yellow Cake”)) and such Uranium Trusts include the Sprott Physical Uranium Trust (the “Sprott Uranium Trust”)). The Fund may also invest directly in shares of Uranium Companies and Uranium Trusts. However, the Fund itself will not invest directly in uranium.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Spot Uranium Derivatives, derivatives that reference Uranium Companies or Uranium Trusts, and/or equity securities issued by Uranium Companies and Uranium Trusts. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will also invest in U.S. Treasury securities and money market funds. Such investments will be utilized to collateralize the swap agreements entered into by the Fund.

To the extent that the Fund invests in Spot Uranium Derivatives, such investments will be undertaken exclusively through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund does not invest directly in Spot Uranium Derivatives. The Fund’s investment in the Subsidiary is intended to provide the Fund with the ability to hold Spot Uranium Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Roundhill Financial Inc. and Exchange Traded Concepts LLC, as the investment adviser and investment sub-adviser to the Subsidiary, respectively, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

The Fund will be concentrated (i.e., invest more than 25% of its total assets) in investments that provide exposure to the value of uranium.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information Regarding the Sprott Uranium Trust

It is currently expected that the Fund will derive a significant amount of its economic exposure to uranium as a result of swap agreements that reference the Sprott Uranium Trust.

The Sprott Uranium Trust invests and holds substantially all of its assets in uranium (U308). The Sprott Uranium Trust is a closed-end trust that is registered with the Ontario Securities Commission and whose units are listed for trading on the Toronto Stock Exchange. The Sprott Uranium Trust acquires uranium through industry relationships, leveraging the expertise of its technical adviser, WMC Energy B.V., which has uranium industry expertise and advises on matters relating to transactions in and storage of uranium. Once acquired, the uranium is stored in licensed facilities across multiple countries to ensure security and compliance with international regulations. Such storage providers and locations include Cameco (in Canada), ConverDyn (in the United States) and Orano (in France). As of November 1, 2024, the Sprott Uranium Trust held 66.1 million lbs of uranium.

Additional Information Regarding Yellow Cake Plc

The Fund may have significant exposure to Yellow Cake, either through direct holdings of securities issued by Yellow Cake or through swap agreements that utilize Yellow Cake as the reference asset.

Yellow Cake was established in Jersey, Channel Islands in 2018. Shares of Yellow Cake trade on the London Stock Exchange under the ticker symbol “YCA.” Yellow Cake’s strategy is to buy and hold physical uranium (U308) and engage in uranium-related transactional activities, providing investors with liquid exposure to the uranium price and the opportunity to participate in value realized from related commercial activities. Yellow Cake seeks to provide investors with an opportunity to realize value from long-term exposure to the uranium spot price and uranium-related commercial activities in a low-risk, low-cost, liquid and publicly-quoted vehicle. As of March 31, 2024, Yellow Cake held 20.2 million lbs of physical uranium, equivalent to 14.2% of 2023 global uranium production.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/ux and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.roundhillinvestments.com/etf/ux
Roundhill Uranium ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fund Shares will change in value, and you could lose money by investing in the Fund
Roundhill Uranium ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Roundhill Uranium ETF | URANIUM RISK [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

URANIUM RISK. While the Fund does not invest directly in uranium, it will have significant exposure to uranium as a result of derivatives (such as swap agreements) that utilize Spot Uranium, Uranium Companies or Uranium Trusts as the reference asset. Accordingly, risks relating to uranium constitute principal risks to the Fund. Such risks relating to uranium are set forth below.

Market and Price Volatility Risk. Uranium prices are highly volatile due to the interplay of supply and demand dynamics, geopolitical developments, and regulatory changes. The uranium market is relatively small and concentrated, with a limited number of producers and suppliers. As a result, the price of uranium can experience significant fluctuations in response to even minor changes in market conditions, such as shifts in nuclear energy policies, changes in reactor demand, or disruptions in the mining or refining processes.

Regulatory and Political Risk. Uranium is a heavily regulated commodity due to its use in nuclear energy and potential for nuclear proliferation. Changes in government regulations, international treaties, or geopolitical tensions can significantly impact uranium production, distribution, and consumption. Any tightening of safety, environmental, or export regulations could constrain supply, while changes in nuclear energy policies, such as the adoption of or withdrawal from nuclear power, could drastically affect demand.

Supply Chain Risk. The uranium supply chain is geographically concentrated, with major production coming from a few countries such as Kazakhstan, Canada and Australia. This concentration exposes the market to risks of supply disruptions due to political instability, labor disputes or natural disasters in these regions. Additionally, uranium mining and refining are capital-intensive processes with long lead times, making it challenging to quickly respond to shifts in market demand.

Environmental and Operational Risk. Uranium mining and processing involve significant environmental and social challenges, including radioactive contamination, water usage, land use conflicts and waste management. Stricter environmental regulations or increased community opposition could delay or halt mining operations, affecting supply. Operational risks such as equipment failure, accidents or unexpected geological conditions can also disrupt production.

Nuclear Energy Demand Risk. The demand for uranium is closely tied to the nuclear energy industry, which faces its own set of risks, including competition from renewable energy sources, public perception, and catastrophic incidents (e.g., Fukushima disaster). A decline in the construction of new nuclear reactors or the decommissioning of existing reactors can lead to reduced demand for uranium, negatively affecting its price.

Legal and Litigation Risk. Uranium producers and nuclear energy companies may face legal challenges related to environmental damage, safety violations, or community health concerns. These legal issues could result in significant financial penalties, operational shutdowns, or reputational harm, impacting the value of the Fund’s holdings.

Risks of Investing in Emerging Markets. Some uranium producers operate in emerging markets with less developed legal, regulatory, and financial systems. Investments in these regions may carry additional risks, such as political instability, lack of transparency, and higher susceptibility to economic downturns.

Roundhill Uranium ETF | EXPOSURE CONCENTRATION RISK [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

EXPOSURE CONCENTRATION RISK. It is currently expected that the Fund will derive a significant amount of its economic exposure to uranium as a result of swap agreements that reference the Sprott Uranium Trust and Yellow Cake. As a result, the Fund’s performance will be highly dependent on the performance of the Sprott Uranium Trust and Yellow Cake. If, for whatever reason, shares of the Sprott Uranium Trust or Yellow Cake were to be delisted or lose their entire value, Fund Shares would also be expected to suffer a catastrophic loss of value. To the extent that the returns of the Sprott Uranium Trust or Yellow Cake do not match those experienced by the uranium market, the Fund’s returns will correspondingly fail to match such returns. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the Sprott Uranium Trust and Yellow Cake that may not necessarily affect the uranium market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. Neither the Fund, Adviser nor Sub-Adviser have conducted due diligence upon the Sprott Uranium Trust or Yellow Cake and make no representations or warranties whatsoever regarding the Sprott Uranium Trust’s or Yellow Cake’s ability to acquire, dispose of or maintain proper custody of uranium. In the event that there is an issue regarding the Sprott Uranium Trust’s or Yellow Cake’s ability to acquire, dispose of or maintain proper custody of uranium, the Fund’s returns will be negatively impacted to a significant degree.

Roundhill Uranium ETF | SPROTT URANIUM TRUST RISK [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SPROTT URANIUM TRUST RISK. It is currently expected that the Fund will derive a significant amount of its economic exposure to uranium as a result of swap agreements that reference the Sprott Uranium Trust. Accordingly, the Fund is especially subject to certain risks pertaining to the Sprott Uranium Trust, set forth below. In addition to these risks, the Sprott Uranium Trust is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Uranium Risk, Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk.

URANIUM MARKET LIQUIDITY RISK. The uranium market is characterized by relatively low liquidity compared to other commodities. Unlike metals such as copper or gold, uranium is not traded on major commodity exchanges like the London Metal Exchange. Instead, transactions typically occur through direct negotiations between buyers and sellers, often under long-term contracts. The spot market for uranium, where transactions are made for immediate delivery, is limited in size and activity. This limited spot market activity can lead to price volatility, as even small changes in supply or demand can significantly impact prices. Accordingly, when the Sprott Uranium Trust has purchased uranium in the past, it has caused significant movements in the price of uranium.

URANIUM CUSTODY RISK. The Sprott Uranium Trust is tasked with the custody of its large uranium holdings. Given uranium’s potential dual-use in nuclear weapons, it is a target for theft or sabotage. Ensuring physical security at storage facilities is critical and costly. There can be no guarantee that such security measures will be effective. Uranium emits low levels of radiation, which pose safety risks. Improper handling or inadequate storage facilities could lead to health hazards for personnel and environmental contamination. Transporting uranium involves significant risk due to its hazardous nature. Accidents during transit could lead to environmental damage, regulatory fines and reputational harm. Any accident or mishandling that leads to environmental contamination could result in costly clean-up operations and long-term liabilities. The presence of uranium storage facilities may face resistance from local communities due to safety and environmental concerns, potentially disrupting operations. Additionally, moving uranium across borders or within regions often requires specialized carriers and compliance with complex international regulations. Uranium is classified as a controlled substance due to its potential use in nuclear energy and weapons. Its storage, transport, and handling are subject to stringent regulatory oversight. Failure to comply with local, national, or international regulations can result in severe legal and financial penalties. Entities involved in the custody of uranium must maintain proper licenses. Any lapse in licensing or changes in regulatory requirements could disrupt operations. Uranium requires secure, climate-controlled storage facilities to prevent degradation and contamination. Maintaining these facilities involves significant costs and operational complexities.

Premium and Discount Risk. The Sprott Uranium Trust is structured as a closed-end fund. Shares of closed-end funds trade on exchanges at market prices rather than net asset value and cannot be redeemed on demand. Accordingly, closed-end funds shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

NON-U.S. REGULATION risk. The Sprott Uranium Trust is registered with the Ontario Securities Commission (OSC) and not the SEC. Canadian investment companies are generally subject to less stringent regulations than U.S. investment companies. While the Sprott Uranium Trust is subject to regulations set by the OSC, such rules are less burdensome than U.S. requirements, including much less prescriptive disclosure requirements. Additionally, Canada does not have an equivalent to the 1940 Act, resulting in fewer operational constraints on Canadian investment companies.

Roundhill Uranium ETF | YELLOW CAKE PLC RISK [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

YELLOW CAKE PLC RISK. The Fund may derive a material amount of its economic exposure to physical uranium as a result investments in securities of Yellow Cake and swap agreements that reference Yellow Cake. Accordingly, the Fund is especially subject to certain risks pertaining to Yellow Cake, set forth below. In addition the risks listed below, Yellow Cake is also subject to “Uranium Risk,” “Uranium Market Liquidity Risk” and “Uranium Custody Risk” set forth above.

KEY SUPPLIERS RISK. Yellow Cake’s business model is highly dependent upon its long-term agreements with a relatively small number of uranium suppliers. In particular, it has an exclusive agreement with Kazatomprom that provides Yellow Cake with access to uranium at competitive prices. In the event that, Kazatomprom or any of Yellow Cake’s other suppliers, for whatever reason, were unable or unwilling to fulfill their obligations to Yellow Cake, its business model may be significantly impacted.

Non-U.s. Regulation Risk. Yellow Cake is incorporated in Jersey, Channel Islands, and is regulated by the Jersey Financial Services Commission. While Yellow Cake is subject to Jersey’s laws on corporate governance, anti-money laundering and counter-terrorism financing, such regulations are known to be less onerous than U.S. federal securities laws, resulting in fewer reporting and compliance burdens.

DELISTING RISK. Yellow Cake’s shares are listed on the London Stock Exchange, subjecting Yellow Cake the UK Financial Conduct Authority’s rules and regulations. To the extent that Yellow Cake were to be found out of compliance with such rules and regulations, its shares could be delisted, which would significantly negatively impact the company and its shareholders.

Roundhill Uranium ETF | GEOGRAPHIC EXPOSURE RISK [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

GEOGRAPHIC EXPOSURE RISK. Uranium ore production is significantly concentrated in a small number of countries, namely Kazakhstan, Canada and Australia. Accordingly, the Fund’s significant exposure to uranium will subject it to the economic, political, regulatory, or other events or conditions affecting these countries and cause the Fund to be more volatile than a more geographically diversified fund. Set forth below are a description of individual risks relating to each such country.

KAZAKhstan Risk. While Kazakhstan has a history of political stability under a centralized government in Central Asia, it remains subject to geopolitical tensions in the region. Its geographic proximity to Russia and China exposes it to risks related to diplomatic conflicts, trade disputes and regional instability. Sudden changes in government policies, leadership transitions or political unrest, such as protests or civil disturbances, could negatively impact the value of the Fund’s investments. Kazakhstan’s geopolitical ties with Russia and other neighboring countries may subject it to indirect exposure to international sanctions or trade restrictions. Companies operating in or trading with Kazakhstan (such as those producing or transporting uranium) could face restrictions that limit their ability to conduct business, access financing, or engage in international trade. Kazakhstan’s economy is heavily reliant on commodity exports, making it vulnerable to fluctuations in global commodity prices. A decline in demand or prices for these commodities could weaken the country’s economy and negatively impact businesses. Additionally, the Kazakhstani tenge (KZT) has experienced significant volatility in recent years. Currency depreciation or exchange rate instability can erode the value of investments and increase operational costs for companies operating in Kazakhstan. While Kazakhstan has made significant strides in infrastructure development, certain areas, particularly in remote regions, still face challenges. Poor infrastructure can hinder business operations, increase costs, and delay projects. Additionally, operational risks such as power outages, transportation bottlenecks and supply chain disruptions may affect companies operating in the country. The resource-intensive nature of Kazakhstan’s economy raises concerns about environmental degradation and social challenges. Regulatory scrutiny over environmental compliance is increasing, and companies may face higher costs related to environmental protection. Social risks, including labor disputes or community opposition to projects, can also impact operations and profitability. Kazakhstan is exposed to natural disasters, such as earthquakes, floods and extreme weather conditions, which can disrupt economic activity and damage infrastructure. Additionally, the country's reliance on resource extraction increases vulnerability to climate-related regulatory changes, such as carbon pricing or emission reduction mandates, which could raise negatively impact companies operating in the country.

CANADA RISK. Canada’s uranium industry is subject to federal and provincial regulations. Changes in government policies, environmental regulations or mining laws could adversely impact the operations and profitability of uranium companies, which could negatively affect the value of the Fund. Canadian uranium production is heavily reliant on a few key mines, such as McArthur River and Cigar Lake. Operational disruptions, whether due to technical issues, labor disputes, or environmental incidents, could materially affect the supply of uranium, impacting the Fund’s returns. Changes to the U.S. economy may significantly affect the Canadian economy because the U.S. is Canada’s largest trading partner and foreign investor. Additionally, the profitability of Canadian companies may be heavily influenced by fluctuations in the Canadian dollar relative to other global currencies, especially the U.S. dollar. These and other factors could have a negative impact on companies operating in Canada.

AUSTRALIA RISK. The Australian uranium industry is subject to stringent environmental and safety regulations, with mining operations requiring both federal and state approvals. While there are several projects with environmental approvals, their development is contingent on international uranium market conditions as Australia does not utilize nuclear power domestically, as nuclear energy generation is currently prohibited. The uranium industry in Australia relies on a limited number of key mines. Any operational disruptions, such as technical failures, labor disputes or environmental incidents, could reduce uranium production and negatively affect the Fund’s performance. Australia’s uranium production is primarily concentrated in South Australia. South Australia’s remote locations can pose logistical and infrastructure challenges. Companies operating in these areas may face higher transportation and operational costs, as well as risks related to supply chain disruptions. Additionally, the profitability of Australian companies may be heavily influenced by fluctuations in the Australia dollar relative to other global currencies, especially the U.S. dollar. These and other factors could have a negative impact on companies operating in Australia.

Roundhill Uranium ETF | INVESTMENT STRATEGY RISK [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

INVESTMENT STRATEGY RISK. The Fund seeks to provide investors with exposure to changes in the price of uranium. To the extent that the Fund achieves exposure through instruments other than Spot Uranium Derivatives, it may not provide precise exposure to movements in the price of uranium.

Roundhill Uranium ETF | MARKET RISK [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Fund Shares may widen.

Roundhill Uranium ETF | SWAP AGREEMENTS RISK [Member]
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Risk [Text Block]	rr_RiskTextBlock

SWAP AGREEMENTS RISK. The Fund will utilize swap agreements to derive its exposure to the price of uranium. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Roundhill Uranium ETF | DERIVATIVES RISK [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

DERIVATIVES RISK. The use of derivative instruments (i.e. swap agreements) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

Roundhill Uranium ETF | ACTIVE MANAGEMENT RISK [Member]
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ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Roundhill Uranium ETF | ASSET CLASS RISK [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Roundhill Uranium ETF | CONCENTRATION RISK [Member]
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Risk [Text Block]	rr_RiskTextBlock

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to uranium.

Roundhill Uranium ETF | COUNTERPARTY RISK [Member]
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COUNTERPARTY RISK. Any swap agreements utilized by the Fund will be subject to counterparty risk between the Fund and its swap counterparties. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Roundhill Uranium ETF | CURRENCY RISK [Member]
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CURRENCY RISK. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

Roundhill Uranium ETF | CYBERSECURITY RISK [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Roundhill Uranium ETF | EQUITY SECURITIES RISK [Member]
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EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Roundhill Uranium ETF | LIQUIDITY RISK [Member]
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LIQUIDITY RISK. The Fund’s swap agreements trade over-the-counter, in limited volume and generally lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

Roundhill Uranium ETF | MONEY MARKET FUNDS RISK [Member]
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MONEY MARKET FUNDS RISK. The Fund may invest in money market funds to collateralize its swap agreements and forwards contracts. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Roundhill Uranium ETF | NEW FUND RISK [Member]
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New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. In addition, there can be no assurance that the Fund will be successful or grow to a viable size, that an active trading market for Fund Shares will develop or that Fund Shares will continue to be listed for trading.

Roundhill Uranium ETF | NONDIVERSIFICATION RISK [Member]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Roundhill Uranium ETF | NONUS SECURITIES RISK [Member]
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NON-U.S. Securities Risk. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Roundhill Uranium ETF | OPERATIONAL RISK [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Roundhill Uranium ETF | STRUCTURAL ETF RISKS [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions will require the Fund to incur brokerage expenses when it buys and sells its portfolio investments and may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads and greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Roundhill Uranium ETF | SPECIAL TAX RISK [Member]
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SPECIAL TAX RISK. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Roundhill Uranium ETF | SUBSIDIARY INVESTMENT RISK [Member]
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SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Roundhill Uranium ETF | SWAP COUNTERPARTY CONCENTRATION RISK [Member]
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SWAP COUNTERPARTY CONCENTRATION RISK. The Fund expects to engage in swap transactions with a very limited number of swap counterparties. This concentration of counterparties increases the risk of significant losses if one or more counterparties fail to perform their obligations under its swap agreement with the Fund. If a counterparty defaults, becomes insolvent, or otherwise unable to meet its financial obligations, the Fund could experience delays in recovering assets, incur additional costs, or suffer a loss of value in its portfolio. The Fund’s reliance on a small number of counterparties may also limit its ability to diversify exposure or replace a counterparty if necessary, potentially impacting the Fund’s ability to achieve its investment objectives. Moreover, counterparties are subject to various regulatory and operational risks, which may further affect their ability to fulfill contractual obligations.

Roundhill Uranium ETF | US GOVERNMENT SECURITIES RISK [Member]
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U.S. GOVERNMENT SECURITIES RISK. The Fund may invest in short-term U.S. government securities to collateralize its swap agreements. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Roundhill Uranium ETF | DEBT SECURITIES RISK [Member]
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DEBT SECURITIES RISK. The Fund invests in debt securities. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an underlying fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Roundhill Uranium ETF | VALUATION RISK [Member]
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VALUATION RISK. The Fund may hold securities or other assets (such as swap agreements) that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Roundhill Uranium ETF | Roundhill Uranium ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.